Subsequent Events - Summary of Contributions from the Mexican Government (Detail) - Petróleos Mexicanos - Strengthening of financial position - MXN ($) $ in Thousands							6 Months Ended
	Aug. 08, 2024	Jun. 11, 2024	May 21, 2024	Mar. 07, 2024	Feb. 12, 2024	Jan. 12, 2024	Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 5,632,399	$ 4,194,241	$ 27,634,576	$ 13,997,554	$ 32,391,756	$ 22,479,358	$ 145,000,000
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 5,509,050